Note 8 - Related Party Transactions - Transaction with Key Management Personnel (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 166,500	$ 135,000
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	0	0
Current and former directors, officers and companies controlled by them	166,500	135,000
Current and former directors, officers and companies controlled by them [member] | Management Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	166,500	105,000
Current and former directors, officers and companies controlled by them [member] | Consulting Personnel [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 0	$ 30,000